Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Samarco Germano Dam Decommissioning one [Member]
Disclosure of exceptional items [line items]
Change in estimate	$ (6)
Exchange translation	13
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Change in estimate	(28)	$ (579)
Exchange translation	84
Funding provided during the period	(27)
Utilisation	(177)
Samarco dam failure [member] | Continuation of reparatory and compensatory programs [member]
Disclosure of exceptional items [line items]
Utilisation	$ (3)